Form N-CSR Cover	6 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024